JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 95.1%
Airlines — 0.5%
Southwest Airlines Co.	43,210	1,538,708

Auto Components — 0.7%
BorgWarner, Inc.	90,600	2,207,922

Banks — 7.2%
Citizens Financial Group, Inc.	137,890	2,593,711
Fifth Third Bancorp	236,600	3,513,510
First Republic Bank	36,070	2,967,840
Huntington Bancshares, Inc.	271,240	2,226,881
M&T Bank Corp.	56,188	5,811,525
Regions Financial Corp.	234,390	2,102,478
TCF Financial Corp.	83,100	1,883,046
Truist Financial Corp.	45,618	1,406,859
Zions Bancorp NA	60,790	1,626,740

		24,132,590

Beverages — 1.5%
Constellation Brands, Inc., Class A	21,510	3,083,674
Keurig Dr Pepper, Inc. (a)	74,261	1,802,314

		4,885,988

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	60,390	2,611,868

Capital Markets — 5.6%
Ameriprise Financial, Inc.	41,870	4,290,838
Northern Trust Corp.	54,490	4,111,815
Raymond James Financial, Inc.	62,290	3,936,728
T. Rowe Price Group, Inc.	64,350	6,283,777

		18,623,158

Chemicals — 1.2%
Sherwin-Williams Co. (The)	8,763	4,026,774

Communications Equipment — 0.3%
CommScope Holding Co., Inc. *	120,560	1,098,302

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	19,480	3,686,200

Containers & Packaging — 3.5%
Ball Corp.	58,200	3,763,212
Packaging Corp. of America	18,420	1,599,408
Silgan Holdings, Inc.	128,290	3,722,976
Westrock Co.	93,700	2,647,962

		11,733,558

Distributors — 0.6%
Genuine Parts Co.	30,849	2,077,063

Electric Utilities — 4.5%
Edison International	76,110	4,170,067
Entergy Corp.	43,530	4,090,514
Xcel Energy, Inc.	111,820	6,742,746

		15,003,327

Electrical Equipment — 2.8%
Acuity Brands, Inc.	36,360	3,114,598
AMETEK, Inc.	53,180	3,830,024
Hubbell, Inc.	21,860	2,508,216

		9,452,838

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	45,480	3,314,582
Arrow Electronics, Inc. *	34,490	1,788,996
CDW Corp.	34,980	3,262,585
Keysight Technologies, Inc. *	29,590	2,476,091
SYNNEX Corp.	36,480	2,666,688

		13,508,942

Equity Real Estate Investment Trusts (REITs) — 11.3%
American Campus Communities, Inc.	58,870	1,633,642
American Homes 4 Rent, Class A	111,330	2,582,856
AvalonBay Communities, Inc.	32,160	4,732,987
Boston Properties, Inc.	46,590	4,296,996
Brixmor Property Group, Inc.	188,780	1,793,410
Essex Property Trust, Inc.	13,350	2,940,204
Federal Realty Investment Trust	37,860	2,824,735
JBG SMITH Properties(a)	52,582	1,673,685
Kimco Realty Corp.	174,380	1,686,255
Outfront Media, Inc.	123,477	1,664,470
Rayonier, Inc.	121,655	2,864,975
Regency Centers Corp.	41,710	1,602,915
Ventas, Inc.	38,000	1,018,400
Vornado Realty Trust	78,984	2,860,011
Weyerhaeuser Co.	125,090	2,120,275
WP Carey, Inc.	29,450	1,710,456

		38,006,272

Food & Staples Retailing — 1.3%
Kroger Co. (The)	112,944	3,401,873
US Foods Holding Corp. *	46,260	819,265

		4,221,138

Food Products — 1.0%
Post Holdings, Inc. *	39,981	3,317,224

Gas Utilities — 1.0%
National Fuel Gas Co.	89,660	3,343,421

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	45,990	4,648,669

Health Care Providers & Services — 6.3%
AmerisourceBergen Corp.	51,540	4,561,290
Cigna Corp.	20,790	3,683,572
Henry Schein, Inc. *	54,120	2,734,142
Humana, Inc.	7,170	2,251,524
Laboratory Corp. of America Holdings *	32,510	4,108,939
Universal Health Services, Inc., Class B	38,391	3,803,780

		21,143,247

Household Durables — 1.7%
Mohawk Industries, Inc. *	35,450	2,702,708
Newell Brands, Inc.	227,319	3,018,796

		5,721,504

Household Products — 0.6%
Energizer Holdings, Inc. (a)	72,690	2,198,873

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	21,530	2,697,278

Insurance — 7.1%
Alleghany Corp.	4,798	2,650,175

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	106,520	3,753,765
Lincoln National Corp.	51,220	1,348,111
Loews Corp.	181,470	6,320,600
Marsh & McLennan Cos., Inc.	36,990	3,198,155
Principal Financial Group, Inc.	21,220	665,035
Progressive Corp. (The)	45,930	3,391,471
WR Berkley Corp.	44,375	2,315,044

		23,642,356

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	29,940	1,684,724

IT Services — 0.9%
Jack Henry & Associates, Inc.	18,700	2,902,988

Machinery — 4.9%
IDEX Corp.	27,100	3,742,781
ITT, Inc.	71,870	3,260,023
Lincoln Electric Holdings, Inc.	47,470	3,275,430
Middleby Corp. (The) *	47,350	2,693,268
Snap-on, Inc.	30,720	3,342,951

		16,314,453

Media — 3.4%
Discovery, Inc., Class C *	165,790	2,907,957
DISH Network Corp., Class A *	70,259	1,404,477
Liberty Broadband Corp., Class C * (a)	28,170	3,118,982
Liberty Media Corp.-Liberty SiriusXM, Class C *	128,680	4,068,862

		11,500,278

Multiline Retail — 0.5%
Kohl’s Corp.	63,650	928,654
Nordstrom, Inc.	51,880	795,839

		1,724,493

Multi-Utilities — 5.6%
CMS Energy Corp.	113,290	6,655,787
Sempra Energy	48,900	5,525,211
WEC Energy Group, Inc. (a)	73,300	6,459,929

		18,640,927

Oil, Gas & Consumable Fuels — 4.6%
Cabot Oil & Gas Corp.	255,640	4,394,452
Diamondback Energy, Inc. (a)	121,660	3,187,492
EQT Corp. (a)	227,500	1,608,425
Equitrans Midstream Corp.	173,948	874,958
Williams Cos., Inc. (The) (a)	369,060	5,222,199

		15,287,526

Personal Products — 0.2%
Coty, Inc., Class A	133,402	688,354

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A *	98,500	3,714,435
Cushman & Wakefield plc *	92,270	1,083,250

		4,797,685

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	23,930	2,145,324

Software — 1.1%
Synopsys, Inc. *	28,950	3,728,471

Specialty Retail — 3.1%
AutoZone, Inc. *	6,328	5,353,488
Best Buy Co., Inc.	63,000	3,591,000
Gap, Inc. (The) (a)	197,500	1,390,400

		10,334,888

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.	17,310	1,137,786
PVH Corp.	37,260	1,402,467
Ralph Lauren Corp.	39,740	2,655,824

		5,196,077

TOTAL COMMON STOCKS (Cost $289,541,207)		318,473,408

SHORT-TERM INVESTMENTS — 5.3%
INVESTMENT COMPANIES — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28%(b)(c)(Cost $12,464,765)	12,464,765	12,464,765

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(b)(c)	999,800	999,600
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(b)(c)	4,278,135	4,278,135

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,278,135)		5,277,735

TOTAL SHORT-TERM INVESTMENTS (Cost $17,742,900)		17,742,500

Total Investments — 100.4% (Cost $307,284,107)		336,215,908
Liabilities in Excess of Other Assets — (0.4)%		(1,189,594)

Net Assets — 100.0%		335,026,314

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is $4,978,281.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$336,215,908	$—	$—	$336,215,908

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds.. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(a)(b)	$—	$2,000,000	$1,000,000	$—	$(400)	$999,600	999,800	$1,775	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(a)(b)	—	20,297,218	16,019,083	—	—	4,278,135	4,278,135	2,885	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28%(a)(b)	9,285,917	21,377,576	18,198,728	—	—	12,464,765	12,464,765	21,868	—

Total	$9,285,917	$43,674,794	$35,217,811	$—	$(400)	$17,742,500		$26,528	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.